Notes Payable (Details) - Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Fair Values of The Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using ALattice Valuation [Abstract]
Common stock issuable (in Shares)	236,822
Market value of common stock on measurement date (in Dollars per share)	$ 0.0129
Adjusted exercise price (in Dollars per share)	$ 0.06
Risk free interest rate	5.20%	4.34%
Instrument lives in years	1 year 3 months
Expected volatility	64.00%	79.00%
Expected dividend yields